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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-02507
Columbia Daily Income Company
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	08/31/05

Date of reporting period:	05/31/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

May 31, 2005 (Unaudited)	Columbia Daily Income Company

		Par ($)	Value ($)*
Commercial Paper – 40.0%
Amstel Funding Corp.	3.180% 08/22/05(a)	3,000,000	2,978,270
	3.250% 10/18/05(a)	3,000,000	2,962,354
Atlantis One Funding Corp.	3.200% 09/19/05(a)	10,000,000	9,902,222
Brahms Funding Corp.	3.100% 06/01/05(a)	4,650,000	4,650,000
Concord Minutemen Capital Co.	3.300% 10/18/05(a)	5,000,000	4,936,292
	3.330% 10/20/05(a)	5,000,000	4,934,788
Dexia Delaware LLC	3.150% 08/24/05	8,000,000	7,941,200
Eiffel Funding LLC	3.130% 08/01/05(a)	5,000,000	4,973,482
Fairway Finance Corp.	3.065% 08/23/05(a)	15,000,000	14,894,002
Galaxy Funding, Inc.	3.030% 07/08/05(a)	10,000,000	9,968,858
Giro Balanced Funding Corp.	3.200% 09/23/05(a)	6,000,000	5,939,200
Grampian Funding LLC	2.860% 06/30/05(a)	8,000,000	7,981,569
	3.130% 09/09/05(a)	10,000,000	9,913,056
Harrier Finance Funding LLC	2.720% 06/10/05(a)	8,000,000	7,994,560
Lake Constance Funding LLC	3.030% 07/07/05(a)	3,100,000	3,090,607
Links Finance LLC	3.150% 08/18/05(a)	10,000,000	9,931,750
New Center Asset Trust	3.040% 07/05/05	10,000,000	9,971,289
Scaldis Capital LLC	3.300% 10/21/05(a)	3,883,000	3,832,456
	3.360% 11/10/05(a)	8,839,000	8,705,354
Sedna Finance, Inc.	3.180% 08/22/05(a)	8,000,000	7,942,053
Sigma Finance, Inc.	2.900% 06/23/05(a)	10,000,000	9,982,278
	3.365% 11/22/05(a)	5,000,000	4,918,679
Solitaire Funding LLC	3.000% 06/22/05(a)	5,000,000	4,991,250
Stanfield Victoria Funding Ltd.	2.870% 06/06/05(a)	7,200,000	7,197,130
	3.020% 06/27/05(a)	6,000,000	5,986,914
Sunbelt Funding Corp.	3.000% 06/17/05(a)	5,000,000	4,993,333
	3.060% 06/24/05(a)	10,000,000	9,980,450
Surrey Funding Corp.	3.005% 06/29/05(a)	5,000,000	4,988,314
	3.150% 08/10/05(a)	5,000,000	4,969,375
Sydney Capital Corp.	3.180% 08/16/05(a)	5,000,000	4,966,433

	Total Commercial Paper (cost of $206,417,518)		206,417,518
Corporate Fixed-Income Bonds & Notes – 31.6%
CONSUMER NON-CYCLICAL – 1.0%
Pharmaceuticals – 1.0%

Pfizer, Inc.	3.150% 11/04/05(b)	5,000,000	4,997,750
	Pharmaceuticals Total		4,997,750
	CONSUMER NON-CYCLICAL TOTAL		4,997,750
FINANCIALS – 30.6%
Commercial Banks – 3.6%
US Bank NA	3.230% 02/17/06(b)	9,000,000	8,999,948

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes –(continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
Wells Fargo & Co.	3.120% 09/29/05(b)	10,000,000	10,001,892
	Commercial Banks Total		19,001,840
Diversified Financial Services – 27.0%
500 Thomas Moore Building LLC	LOC: Fifth Third Bank
	3.140% 06/01/22(b)	1,105,000	1,105,000

American Express Credit Corp.
	3.100% 06/15/05(b)	4,000,000	4,000,042
	3.100% 08/09/05(b)	5,000,000	5,000,266
American Made LLC
	LOC: National City Bank
	3.160% 12/01/24(b)	6,180,000	6,180,000
Beckfield Properties LLC
	LOC: Fifth Third Bank
	3.140% 12/01/24(b)	1,000,000	1,000,000
Bleach Tech / LDJ Seville
	LOC: National City Bank
	3.160% 11/01/35(b)	5,200,000	5,200,000
CC USA, Inc.	2.900% 12/02/05(a)(b)	5,000,000	4,999,305
Central Avenue Properties Ltd.
	LOC: Fifth Third Bank
	3.140% 11/01/23(b)	1,225,000	1,225,000
Central Supply Co.
	LOC: Fifth Third Bank
	3.140% 08/01/23(b)	2,000,000	2,000,000
Chagrin Valley Partners LLC
	LOC: Fifth Third Bank
	3.140% 11/01/13(b)	1,080,000	1,080,000
DiGerinomo Aggregates
	LOC: National City Bank
	3.160% 01/01/15(b)	5,500,000	5,500,000
Falls Village Realty LLC
	LOC: Fifth Third Bank
	3.140% 12/01/29(b)	2,000,000	2,000,000
Fresh Unlimited, Inc.
	LOC: Fifth Third Bank
	3.140% 11/01/44(b)	1,000,000	1,000,000
Grand Rapids Christian School
	LOC: Fifth Third Bank
	3.140% 09/01/28(b)	4,120,000	4,120,000
Harlan Development Co.
	LOC: Fifth Third Bank
	3.140% 12/01/23(b)	6,872,500	6,872,500
Harrier Finance Funding LLC	3.121% 10/25/05(a)(b)	10,000,000	10,000,000

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Holten Meat, Inc.
	LOC: US Bank NA
	3.130% 05/01/25(b)	6,465,000	6,465,000
Keating Muething & Klekamp
	LOC: Fifth Third Bank
	3.140% 11/01/24(b)	1,000,000	1,000,000
LRC Meadows Investors LLC
	LOC: JP Morgan Chase Bank
	3.190% 12/01/34(b)	1,300,000	1,300,000
LTC Investors LLC
	LOC: National City Bank
	3.140% 11/01/24(b)	2,320,000	2,320,000
MRN New Gar Hotel Ltd.
	LOC: US Bank NA
	3.160% 10/01/13(b)	3,210,000	3,210,000
Palms at Brentwood LLC
	LOC: Amsouth Bank
	3.180% 12/01/34(b)	11,000,000	11,000,000
Skeletal Properties LLC
	LOC: Fifth Third Bank
	3.140% 06/01/34(b)	1,000,000	1,000,000
Spartan Medical Facility
	LOC: Fifth Third Bank
	3.140% 12/01/26(b)	1,500,000	1,500,000
Sumner Medical Plaza LLC
	LOC: Fifth Third Bank
	3.140% 10/01/10(b)	3,470,000	3,470,000
Tango Finance Corp.	3.131% 01/17/06(a)(b)	10,000,000	10,000,800
Titan Holdings Group LLC
	LOC: Fifth Third Bank
	3.140% 05/01/12(b)	1,655,000	1,655,000
Union Hospital, Inc.
	LOC: Fifth Third Bank
	3.140% 09/01/25(b)	2,150,000	2,150,000
Vancouver Clinic Building LLC
	LOC: US Bank NA
	3.130% 02/01/25(b)	5,000,000	5,000,000
Whistlejacket Capital Ltd.
	3.050% 10/14/05(a)(b)	5,000,000	4,999,367
	3.070% 05/15/06(a)(b)	8,000,000	7,999,235
White Pine Finance LLC
	2.905% 09/07/05(a)(b)	10,000,000	9,998,932
	3.145% 04/20/06(a)(b)	5,000,000	4,999,532

Diversified Financial Services Total	139,349,979
FINANCIALS TOTAL	158,351,819

Total Corporate Fixed-Income Bonds & Notes (cost of $163,349,569)	163,349,569

		Par ($)	Value ($)
Municipal Bonds – 15.7%
CALIFORNIA – 7.4%
CA Educational Facilities Authority Revenue
	University Judaism,
	Series B,
	LOC: Allied Irish Bank
	3.210% 12/01/28(b)	6,000,000	6,000,000
CA San Diego Metropolitan Transportation Development Board
	Pension Obligation Revenue,
	Series B,
	Insured: MBIA,
	SPA: Dexia Credit Local
	3.090% 12/01/33(b)	17,595,000	17,595,000
CA San Jose Redevelopment Agency Revenue
	Merged Area,
	Series 2002H,
	LOC: Bank of New York
	3.100% 08/01/29(b)	14,600,000	14,600,000
	CALIFORNIA TOTAL		38,195,000
FLORIDA – 0.2%
FL Housing Finance Corp. Revenue
	Waterford Pointe,
	Series E-2,
	LOC: FNMA
	3.200% 02/15/33(b)	1,150,000	1,150,000
	FLORIDA TOTAL		1,150,000
GEORGIA – 0.2%
GA Burke County Industrial Development Authority Revenue
	Fleetguard, Inc. Project,
	Series 2003,
	LOC: Fifth Third Bank
	3.140% 08/01/18(b)	925,000	925,000
	GEORGIA TOTAL		925,000
INDIANA – 0.5%
IN First Pentecostal Church, Inc.
	Noblesville Revenue,
	LOC: JPMorgan Chase Bank
	3.090% 11/01/26(b)	1,620,000	1,620,000
IN Industrial Development Authority Revenue
	Lawrence Utilities,
	Series 2003 B,
	LOC: Fifth Third Bank

		Par ($)	Value ($)
Municipal Bonds – (continued)
	3.150% 07/01/23(b)	1,000,000	1,000,000
	INDIANA TOTAL		2,620,000
MARYLAND – 2.4%
MD Baltimore Project Revenue
	Baltimore Parking Facilities,
	Series 2002,
	Insured: FGIC
	SPA: Dexia Credit Local
	3.080% 07/01/32(b)	12,100,000	12,100,000
	MARYLAND TOTAL		12,100,000
PENNSYLVANIA – 2.6%
PA Donegal Crossing LLC
	LOC: Federal Home Loan Bank
	3.150% 08/15/27(b)	13,615,000	13,615,000
	PENNSYLVANIA TOTAL		13,615,000
TEXAS – 2.4%
TX Harris County Houston Texas Sports Authority Special Revenue
	Series E,
	Insured: MBIA,
	SPA: JPMorgan Chase Bank
	3.120% 11/15/30(b)	12,600,000	12,600,000
	TEXAS TOTAL		12,600,000
	Total Municipal Bonds (cost of $81,205,000)		81,205,000
Certificates of Deposit – 6.4%
Canadian Imperial Bank of Commerce	3.035% 06/08/05(b)	15,000,000	14,999,950
CS First Boston	3.110% 12/29/05(b)	8,000,000	8,001,640
Unicredito Italiano S.p.A.	3.110% 07/27/05(b)	10,000,000	9,998,970

	Total Certificates of Deposit (cost of $33,000,560)		33,000,560
Government Agencies & Obligations – 3.9%
U.S. GOVERNMENT AGENCY – 3.9%
Federal National Mortgage Association (FNMA)	2.990% 10/03/05(b)	20,000,000	19,994,124
	TOTAL U.S. GOVERNMENT AGENCY		19,994,124

	Total Government Agencies & Obligations (cost of $19,994,124)		19,994,124

	Total Investments – 97.6% (cost of $503,966,771)(c)		503,966,771

	Other Assets & Liabilities, Net – 2.4%		12,439,710

	Net Assets – 100.0%		516,406,481

Notes to Investment Portfolio:

*

Security Valuation

Securities are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively.

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, these securities amounted to $259,414,689, which represents 50.2% of net assets.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2005.
(c)	Cost for federal income tax purposes is $503,966,771.

Acronym	Name
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
LOC	Letter of Credit/Line of Credit
MBIA	MBIA Insurance Corp.
SPA	Standby Purchase Agreement

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Daily Income Company

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 28, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	July 28, 2005